Transfers and Servicing of Financial Assets - Key Valuation Assumptions for MSRs at Initial Recognition (Detail)	3 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended				9 Months Ended				3 Months Ended				9 Months Ended				3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Minimum	Sep. 30, 2012 Minimum	Sep. 30, 2013 Minimum	Sep. 30, 2012 Minimum	Sep. 30, 2013 Maximum	Sep. 30, 2012 Maximum	Sep. 30, 2013 Maximum	Sep. 30, 2012 Maximum	Sep. 30, 2013 FNMA Minimum	Sep. 30, 2012 FNMA Minimum	Sep. 30, 2013 FNMA Minimum	Sep. 30, 2012 FNMA Minimum	Sep. 30, 2013 FNMA Maximum	Sep. 30, 2012 FNMA Maximum	Sep. 30, 2013 FNMA Maximum	Sep. 30, 2012 FNMA Maximum	Sep. 30, 2013 FNMA Acquired in a merger with Swain Minimum		Sep. 30, 2012 FNMA Acquired in a merger with Swain Minimum		Sep. 30, 2013 FNMA Acquired in a merger with Swain Minimum		Sep. 30, 2012 FNMA Acquired in a merger with Swain Minimum		Sep. 30, 2013 FNMA Acquired in a merger with Swain Maximum		Sep. 30, 2012 FNMA Acquired in a merger with Swain Maximum		Sep. 30, 2013 FNMA Acquired in a merger with Swain Maximum		Sep. 30, 2012 FNMA Acquired in a merger with Swain Maximum		Sep. 30, 2013 GNMA I Minimum	Sep. 30, 2012 GNMA I Minimum	Sep. 30, 2013 GNMA I Minimum	Sep. 30, 2012 GNMA I Minimum	Sep. 30, 2013 GNMA I Maximum	Sep. 30, 2012 GNMA I Maximum	Sep. 30, 2013 GNMA I Maximum	Sep. 30, 2012 GNMA I Maximum	Sep. 30, 2013 GNMA II Minimum	Sep. 30, 2012 GNMA II Minimum	Sep. 30, 2013 GNMA II Minimum	Sep. 30, 2012 GNMA II Minimum	Sep. 30, 2013 GNMA II Maximum	Sep. 30, 2012 GNMA II Maximum	Sep. 30, 2013 GNMA II Maximum	Sep. 30, 2012 GNMA II Maximum	Sep. 30, 2013 FHLMC	Sep. 30, 2013 FHLMC
Fair Value Assumption, Date of Securitization or Asset-backed Financing Arrangement, Transferor's Continuing Involvement, Servicing Assets or Liabilities [Line Items]
Discount rates					9.25%	8.00%	9.25%	8.00%	11.00%	11.00%	11.00%	11.00%
Cost of servicing (in usd per loan)	74	70	73	91			73	70			74	90
Annual prepayment speeds (by investor type)													8.10%	11.50%	8.10%	6.00%	8.20%	14.30%	10.40%	13.20%	14.70%	[1]	27.90%	[1]	14.70%	[1]	16.80%	[1]	16.60%	[1]	29.40%	[1]	28.00%	[1]	29.40%	[1]	8.00%	11.20%	8.00%	6.70%	8.10%	13.40%	12.90%	13.40%	7.40%	8.70%	7.40%	6.00%	7.60%	10.90%	9.30%	11.30%	7.80%	7.80%

[1]	Represents older, higher interest rate loans acquired from the Company's merger with Swain in 2009.